Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon exercise of stock options	33,482,818	34,203,051	33,786,356	18,281,198	8,108,700
Shares issuable upon vesting of non-vested shares	673,534
Shares issuable upon exercise of warrants	28,437,000		12,543,444
Shares issuable upon conversion of non-controlling interests of a subsidiary		17,253,182	9,595,605	17,253,182	17,253,182
Shares issuable upon vesting of Earn-out shares	19,999,988		8,821,913
Shares issuable that may be subject to cancellation	1,687,500
Shares issuable upon conversion of Series B2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series Preferred		8,545,490	6,035,544	8,545,490	8,545,490
Shares issuable upon conversion of Series C1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series Preferred		26,757,258	14,881,434	26,757,258	24,527,400
Shares issuable upon conversion of Series C2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series Preferred		20,249,450	11,262,023	20,249,450	18,561,830
Shares issuable upon conversion of Series D1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series Preferred		22,311,516	12,408,870	22,311,516	22,311,516
Shares issuable upon conversion of Series D2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series Preferred		16,432,674	9,139,268	16,432,674	16,432,674